Income Taxes (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Canadian non-capital losses [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 84,979
Expiration date	2038
Canadian capital losses [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 1,811
Expiration date	Indefinite
Canadian tax basis of mineral interest [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 189,717
Expiration date	Indefinite
US non-capital losses [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 288
Expiration date	2038
US capital losses [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 1,758
Expiration date	2023
US tax basis of mineral interest [Member]
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 2,974
Expiration date	Indefinite